Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.4%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,758,540
		$ 3,758,540
Education — 20.9%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	$1,300	$ 1,306,214
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/55	1,500	1,766,265
Massachusetts Development Finance Agency, (Boston University):
4.00%, 10/1/46	2,750	2,692,250
4.00%, 10/1/46	1,500	1,483,560
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,562,664
5.00%, 5/1/35	1,660	1,673,463
Massachusetts Development Finance Agency, (Northeastern University):
5.00%, 3/1/33	1,950	1,956,571
5.00%, 10/1/37(1)	1,600	1,843,840
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	4,700	3,885,255
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/31	535	554,073
5.00%, 7/1/35	750	774,908
5.00%, 7/1/38	340	348,058
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,599,995
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	5,928,600
University of Massachusetts Building Authority:
5.00%, 11/1/46	2,000	2,220,280
5.00%, 11/1/52	2,365	2,510,920
		$ 32,106,916
Electric Utilities — 0.6%
Massachusetts Municipal Wholesale Electric Co., 4.00%, 7/1/51	$1,000	$ 953,380
		$ 953,380
Security	Principal Amount (000's omitted)	Value
General Obligations — 22.6%
Andover, MA, 4.00%, 7/15/52	$1,805	$ 1,769,062
Ashland, MA, 4.00%, 8/1/41	1,905	1,930,679
Boston, MA, 5.00%, 11/1/42	2,500	2,821,025
Massachusetts:
5.00%, 5/1/48	3,000	3,251,730
5.25%, 10/1/47	2,000	2,209,340
Maynard, MA, 4.00%, 4/15/44	2,450	2,430,033
Nauset Regional School District, MA, 4.00%, 5/15/48	2,500	2,432,825
New Bedford, MA, 4.00%, 9/1/47	2,650	2,590,481
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	3,075	3,006,581
Norwood, MA, 4.00%, 9/15/47	2,500	2,443,775
Quincy, MA, 5.00%, 7/25/25(1)	1,500	1,521,960
Somerset, MA, 4.00%, 4/1/48	2,970	2,890,404
Somerville, MA, 4.00%, 6/1/48	2,955	2,919,599
Taunton, MA, 4.00%, 3/1/49	2,610	2,534,754
		$ 34,752,248
Hospital — 16.1%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,021,410
5.00%, 7/1/34	2,500	2,845,400
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	1,070	1,040,340
5.25%, 3/1/54	2,500	2,736,550
(LOC: TD Bank, N.A.), 4.95%, 3/1/48(2)	200	200,000
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	2,500	2,500,700
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,012,140
Massachusetts Development Finance Agency, (Mass General Brigham, Inc.), 5.00%, 7/1/54	2,600	2,770,742
Massachusetts Development Finance Agency, (Partners Healthcare System):
5.00%, 7/1/35	2,000	2,050,240
5.00%, 7/1/47	2,000	2,026,100
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,295	1,304,065
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center):
(LOC: TD Bank, N.A.), 4.95%, 7/1/39(2)	1,750	1,750,000
(LOC: TD Bank, N.A.), 4.95%, 7/1/44(2)	2,500	2,500,000
		$ 24,757,687

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 3.6%
Massachusetts Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	$2,000	$ 2,037,860
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,512,775
Massachusetts Housing Finance Agency, Sustainability Bonds, 2.65%, 6/1/26	1,000	972,870
		$ 5,523,505
Industrial Development Revenue — 0.9%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(3)	$670	$ 631,575
(AMT), 4.875%, 11/1/42(3)	740	706,693
		$ 1,338,268
Insured - Education — 4.1%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$ 6,273,704
		$ 6,273,704
Insured - Special Tax Revenue — 3.6%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$ 5,524,230
		$ 5,524,230
Lease Revenue/Certificates of Participation — 0.9%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,370	$ 1,415,498
		$ 1,415,498
Other Revenue — 1.6%
Massachusetts Development Finance Agency, (Broad Institute), 4.00%, 4/1/41	$2,500	$ 2,419,625
		$ 2,419,625
Senior Living/Life Care — 0.9%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(3)	$205	$ 214,045
5.00%, 11/15/38(3)	135	140,579
Massachusetts Development Finance Agency, (Loomis Communities), 4.00%, 1/1/51	690	608,656
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.00%, 1/1/25	365	364,573
		$ 1,327,853
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 6.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 201,104
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	2,170	2,219,281
5.00%, 7/1/44	2,500	2,501,100
5.25%, 7/1/31	1,240	1,416,489
Massachusetts School Building Authority, 3.375%, 8/15/30	1,500	1,464,195
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,000,420
		$ 9,802,589
Student Loan — 2.1%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$1,515	$ 1,390,891
(AMT), 4.25%, 7/1/32	1,800	1,783,890
		$ 3,174,781
Transportation — 11.7%
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	$3,000	$ 2,866,290
(AMT), 5.00%, 7/1/43	2,000	2,023,320
(AMT), 5.00%, 7/1/51	4,090	4,258,140
Massachusetts Port Authority, (Bosfuel Project):
(AMT), 5.00%, 7/1/35	1,350	1,417,149
(AMT), 5.00%, 7/1/49	2,500	2,554,475
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	4,500	4,874,130
		$ 17,993,504
Water and Sewer — 3.5%
Boston Water and Sewer Commission, MA:
4.00%, 11/1/27	$2,000	$ 2,017,860
4.00%, 11/1/47	2,360	2,331,114
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/43	1,000	1,117,880
		$ 5,466,854
Total Tax-Exempt Municipal Obligations (identified cost $154,084,193)		$156,589,182

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 979,750
		$ 979,750
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$85	$ 84,736
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	45	44,870
		$ 129,606
Special Tax Revenue — 0.6%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$1,000	$ 860,620
		$ 860,620
Total Taxable Municipal Obligations (identified cost $1,982,850)		$ 1,969,976
Total Investments — 103.2% (identified cost $156,067,043)		$158,559,158
Other Assets, Less Liabilities — (3.2)%		$ (4,896,479)
Net Assets — 100.0%		$153,662,679
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $1,893,996 or 1.2% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$156,589,182	$ —	$156,589,182
Taxable Municipal Obligations	—	1,969,976	—	1,969,976
Total Investments	$ —	$158,559,158	$ —	$158,559,158
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
4